                                                      Registration Nos: 33-41559
                                                                        811-6347

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            / X /

     Pre-Effective Amendment No.                                   /   /

     Post-Effective Amendment No. 26                               / X /

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    / X /

     Amendment No. 29                                              / X /


                            COLUMBIA FUNDS TRUST VII
                            ------------------------
               (Exact Name of Registrant as Specified in Charter)

                One Financial Center, Boston, Massachusetts 02111
                -------------------------------------------------
                    (Address of Principal Executive Offices)

                                  617-426-3750
                                  ------------
              (Registrant's Telephone Number, including Area Code)

Name and Address of
Agent for Service:                  Copy to:                   Copy to:
------------------                  --------                   --------
Russell L. Kane, Esquire            John M. Loder, Esquire     Cameron S. Avery, Esquire
Columbia Management Advisors, Inc.  Ropes & Gray               Bell, Boyd & Lloyd LLC
One Financial Center                One International Place    70 West Madison St. #3300
Boston, MA 02111                    Boston, MA 02110-2624      Chicago, IL 60602-4207

It is proposed that this filing will become effective (check appropriate box):

/   /   Immediately upon filing pursuant to paragraph (b).

/ X /   On November 17, 2003 pursuant to paragraph (b).

/   /   60 days after filing pursuant to paragraph (a)(1).

/   /   on (date) pursuant to paragraph (a)(1) of Rule 485.

/   /   75 days after filing pursuant to paragraph (a)(2).

/   /   on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/ X / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectus and statement of additional information (SAI) for this Post-Effective Amendment No. 26 are identical to those filed in Post-Effective Amendment No. 25, and the prospectus and SAI are incorporated herein in their entirety by reference to those filed in Post-Effective Amendment No. 25.

Part C.  OTHER INFORMATION

Item 23. Exhibits:

CMG SELECT MANAGERS LARGE CAP GROWTH FUND (Large Cap Growth) CMG SELECT MANAGERS LARGE CAP VALUE FUND (Large Cap Value) CMG SELECT MANAGERS SMALL CAP GROWTH FUND (Small Cap Growth) CMG SELECT MANAGERS SMALL CAP VALUE FUND (Small Cap Value) COLUMBIA NEWPORT TIGER FUND (CNTF)
COLUMBIA EUROPE FUND (CNEF)

     (a)(1)    Amended and Restated Agreement and Declaration of Trust (2)

     (a)(2)    Amendment No. 2 to the Agreement and Declaration of Trust (8)

     (b)       Amended By-Laws dated 6/20/01 (5)

     (c) Form of Specimen of Share Certificate - filed as Exhibit 4 in Part C, Item 24(b) of Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of Columbia Funds Trust IV (filed under the former name Liberty Funds Trust IV) (File Nos. 2-62492 and 811-2865), filed with the Commission on or about March 21, 1997, and is hereby incorporated by reference and made a part of this Registration Statement

     (d)(1) Management Agreement between Columbia Funds Trust VII (filed under the former name Liberty Funds Trust VII) on behalf of CNTF and Newport Fund Management, Inc. (5)

     (d)(2) Management Agreement between Columbia Funds Trust VII (filed under the former name Liberty Funds Trust VII) on behalf of CNEF and Newport Fund Management, Inc. (6)

     (d)(3) Management Agreement between Columbia Funds VII on behalf of Large Cap Growth, Large Cap Value, Small Cap Growth and Small Cap Value and Liberty Asset Management Company (8)

     (d)(4) Portfolio Management Agreement between Columbia Funds Trust VII on behalf of Large Cap Growth, Liberty Asset Management Company and TCW Investment Management Company (8)

     (d)(5) Portfolio Management Agreement between Columbia Funds Trust VII on behalf of Large Cap Growth, Liberty Asset Management Company and William Blair & Company, LLC (8)

     (d)(6) Portfolio Management Agreement between Columbia Funds Trust VII on behalf of Large Cap Value, Liberty Asset Management Company and Matrix Asset Advisors, Inc. (8)

     (d)(7) Portfolio Management Agreement between Columbia Funds Trust VII on behalf of Large Cap Value, Liberty Asset Management Company and Pzena Investment Management, LLC (8)

     (d)(8) Portfolio Management Agreement between Columbia Funds Trust VII on behalf of Large Cap Value, Liberty Asset Management Company and Schneider Capital Management (8)

     (d)(9) Portfolio Management Agreement between Columbia Funds Trust VII on behalf of Small Cap Growth, Liberty Asset Management Company and TCW Investment Management Company (8)

     (d)(10) Portfolio Management Agreement between Columbia Funds Trust VII on behalf of Small Cap Growth, Liberty Asset Management Company and M.A. Weatherbie & Co., Inc. (8)

     (d)(11) Portfolio Management Agreement between Columbia Funds Trust VII on behalf of Small Cap Value, Liberty Asset Management Company and Buckhead Capital Management, Inc. (8)

     (d)(12) Portfolio Management Agreement between Columbia Funds Trust VII on behalf of Small Cap Value, Liberty Asset Management Company and Fiduciary Management, Inc. (8)

     (e)(1) Distribution Agreement between the Registrant and Columbia Funds Distributor, Inc. (formerly known as Liberty Funds Distributor, Inc.) - filed as Exhibit 6(a) in Part C, Item 24(b) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of Columbia Funds Trust VI (filed under the former name Liberty Fund Trust VI) (File Nos. 33-45117 and 811-6529), filed with the Commission on or about May 24, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

     (e)(2) Appendix 1 to the Distribution Agreement between the Registrant and Columbia Funds Distributor, Inc. (formerly known as Liberty Funds Distributor, Inc.) - filed as Exhibit (e)(2) in Part C,
               Item 23 of Post-Effective Amendment No. 126 to the Registration Statement on Form N-1A of Columbia Funds Trust III (filed under the former name Liberty Funds Trust III) (File Nos. 2-15184 & 811-881), filed with the Commission on or about October 30, 2002, and is hereby incorporated by reference and made a part of this Registration Statement

     (e)(3) 12b-1 Plan Implementing Agreement between the Registrant and Columbia Funds Distributor, Inc. (formerly known as Liberty Funds Distributor, Inc.) - filed as Exhibit 6 (b) in Part C, Item 24(b) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of Columbia Funds Trust VI (filed under the former name Liberty Funds Trust VI) (File Nos. 33-45117 and 811-6529), filed with the Commission on or about May 24, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

     (e)(4) Appendix I to the 12b-1 Plan Implementing Agreement between the Registrant and Columbia Funds Distributor, Inc. (formerly known as Liberty Funds Distributor, Inc.) - filed as Exhibit (e)(4) in Part C, Item 23 of Post-Effective Amendment No. 126 to the Registration Statement on Form N-1A of Columbia Funds Trust III (filed under the former name Liberty Funds Trust III) (File Nos. 2-15184 and 811-881), filed with the Commission on or about October 30, 2002, and is hereby incorporated by reference and made a part of this Registration Statement

     (e)(5) Form of Selling Agreement - filed as Exhibit 6(b) in Part C, Item 24(b) of Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A of Columbia Funds Trust I (filed under the former name Liberty Funds Trust I) (File Nos. 2-41251 and 811-2214), filed with the Commission on or about November 20, 1998, and is hereby incorporated by reference and made a part of this Registration Statement

     (e)(6) Form of Asset Retention Agreement - filed as Exhibit 6(d) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Columbia Funds Trust VI (filed under the former name Liberty Funds Trust VI) (File Nos. 33-45117 and 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

     (f)       Not applicable

     (g)(1) Form of Custodian Contract between Registrant and State Street Bank and Trust Company dated October 10, 2001 - filed as Exhibit
               (g) in Part C, Item 23 of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of Columbia Funds Trust II (filed under the former name Liberty Funds Trust II) (File Nos. 2-66976 & 811-3009), filed with the Commission on or about October 26, 2001, and is hereby incorporated by reference and made a part of this Registration Statement

     (g)(2) Form of Appendix A to the Custodian Contract between Registrant and State Street Bank and Trust Company - filed as Exhibit (g)(2) in Part C, Item 23 of Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A of Liberty Variable Investment Trust (File Nos. 33-59216 & 811-756), filed with the Commission on or about April 17, 2003, and is hereby incorporated by reference and made a part of this Registration Statement

     (h)(1) Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit 9 (b) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Columbia Funds Trust VI (filed under the former name Liberty Funds Trust VI) (File Nos. 33-45117 and 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

     (h)(2) Amendment No. 19 to Schedule A of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit (h)(2) in Part C, Item 23 of Post-Effective

               Amendment No. 56 to the Registration Statement on Form N-1A of Columbia Funds Trust II (filed under the former name Liberty Funds Trust II) (File Nos. 2-66976 and 811-3009), filed with the Commission on or about October 26, 2001 and is hereby incorporated by reference and made a part of this Registration Statement

     (h)(3) Amendment No. 26 to Appendix I of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit (h)(3) in Part C, Item 23 of Post-Effective Amendment No. 126 to the Registration Statement on Form N-1A of Columbia Funds Trust III (filed under the former name Liberty Funds Trust III) (File Nos. 2-15184 and 811-881), filed with the Commission on or about October 30, 2002 and is hereby incorporated by reference and made a part of this Registration Statement

     (h)(4) Pricing and Bookkeeping Agreement - filed as Exhibit 9(b) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Columbia Funds Trust VI (filed under the former name Liberty Funds Trust VI) (File Nos. 33-45117 and 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

     (h)(5) Amendment to Pricing and Bookkeeping Agreement dated July 1, 2001- filed as Exhibit (h)(5) in Part C, Item 23 of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of Liberty Funds Trust II (File Nos. 2-66976 and 811-3009), filed with the Commission on or about October 26, 2001, and is hereby incorporated by reference and made a part of this Registration Statement

     (h)(6) Amendment to Appendix I of Pricing and Bookkeeping Agreement-filed as Exhibit (h)(6) in Part C, Item 23 of Post-Effective Amendment No. 126 to the Registration Statement on Form N-1A of Columbia Funds Trust III (filed under former name Liberty Funds Trust III) (File Nos. 2-15184 and 811-881), filed with the Commission on or about October 30, 2002, and is hereby incorporated by reference and made a part of this Registration Statement

     (h)(7)    Fee Schedule to Appendix I of Pricing and Bookkeeping Agreement
               (7)

     (h)(8)    Amended and Restated Credit Agreement with Bank of America, N.A.
               - filed as Exhibit (h)(8) in Part C, Item 23 of Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A of Columbia Funds Trust V (filed under the former name Liberty Funds Trust V) (File Nos. 33-12109 and 811-5030), filed with the Commission on or about May 28, 2003, and is hereby incorporated by reference and made a part of this Registration Statement

     (h)(9)    Establishment and Designation of CNTF(1)

     (h)(10) Administration Agreement between Registrant and Columbia Management Advisors, Inc.(1)(CNTF)

     (h)(11) Administration Agreement between Registrant and Columbia Management Advisors, Inc.(CNEF) (3)

     (h)(12) Agreement and Plan of Reorganization dated January 25, 1995 between The World Funds, Inc. on behalf of CNTF and Registrant on behalf of CNTF (1)

     (i)(1)    Opinion of Counsel (with respect to CNEF) (4)

     (i)(2) Opinion of Counsel (with respect to Large Cap Growth, Large Cap Value, Small Cap Growth and Small Cap Value) (8)

     (j)(1)    Consent of Independent Accountants
               (PricewaterhouseCoopers LLP)(CNTF) (8)

     (j)(2)    Consent of Independent Auditors (Ernst & Young LLP)(CNEF) (8)

     (k)       Not applicable

     (l)       Not applicable

     (m)       Rule 12b-1 Distribution Plan - filed as Exhibit (m) in Part C,
               Item 23 of Post-Effective Amendment No. 126 to the Registration Statement on Form N-1A of Columbia Funds Trust III (filed under the former Liberty Funds Trust III)(File Nos. 2-15184 and 811-881), filed with the Commission on or about October 30, 2002, and is hereby incorporated by reference and made a part of this Registration Statement

     (n) Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 - filed as Exhibit (n) in Part C, Item 23 of Post-Effective Amendment No. 126 to the Registration Statement on Form N-1A of Columbia Funds Trust III (filed under the former name Liberty Funds Trust III) (File Nos. 2-15184 and 811-881), filed with the Commission on or about October 30, 2002 and is hereby incorporated by reference and made a part of this Registration Statement

     (o)       Not applicable

     (p) Code of Ethics of Columbia Management Advisors, Inc., the Funds and the Columbia Funds Distributor, Inc., (formerly known as Liberty Funds Distributor, Inc.) as revised August 1, 2003 - filed as Exhibit (p) in Part C, Item 23 of Post-Effective Amendment No. 129 to the Registration Statement on Form N-1A of Columbia Funds Trust III (filed under the former Liberty Funds Trust III) (File Nos. 2-15184 and 811-00811), filed with the Commission on or about August 26, 2003, and is hereby incorporated by reference and made a part of this Registration Statement

Power of Attorney for: Douglas A. Hacker, Janet Langford Kelly, Richard W. Lowry, William E. Mayer, Charles R. Nelson, John J. Neuhauser, Joseph R. Palombo,

Thomas E. Stitzel, Thomas C. Theobald and Anne-Lee Verville - filed in Part C,
Item 23 of Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A of Columbia Funds Trust I (filed under the former name Liberty Funds Trust
I)(File Nos. 2-41251 and 811-2214), filed with the Commission on or about February 28, 2002, and is hereby incorporated by reference and made a part of this Registration Statement

          (1) Incorporated by reference to the Registrant's Post-Effective Amendment No. 10 on Form N-1A, filed with the Commission on or about April 24, 1996.

          (2) Incorporated by reference to the Registrant's Post-Effective Amendment No. 13 on Form N-1A, filed with the Commission on or about March 2, 1999.

          (3) Incorporated by reference to the Registrant's Post-Effective Amendment No. 15 on Form N-1A, filed with the Commission on or about September 7, 1999.

          (4) Incorporated by reference to the Registrant's Post-Effective Amendment No. 17 on Form N-1A, filed with the Commission on or about November 12, 1999.

          (5) Incorporated by reference to the Registrant's Post-Effective Amendment No. 21 on Form N-1A, filed with the Commission on or about December 28, 2001.

          (6) Incorporated by reference to the Registrant's Post-Effective Amendment No. 22 on Form N-1A, filed with the Commission on or about April 26, 2002.

          (7) Incorporated by reference to the Registrant's Post-Effective Amendment No. 24 on Form N-IA, filed with the Commission on or about April 25, 2003.

          (8)  To be filed by amendment.

Item 24.       Persons Controlled by or under Common Control with Registrant

               None

Item 25.       Indemnification

               See Article VIII of the Amended and Restated Agreement and Declaration of Trust filed as Exhibit (a)(1) hereto.

               The Registrant's advisor, Columbia Management Advisors, Inc., has an ICI Mutual Insurance Company Directors and Officers/Errors and Omissions Liability insurance policy. The policy provides indemnification to the Registrant's trustees and officers.

Item 26.       Business and Other Connections of Investment Adviser

               Information regarding the businesses of Columbia Management Advisors, Inc.("CMA") and its officers and directors is set forth in the Prospectus and in the Statement of Additional Information and is incorporated herein by reference.

Item 27.       Principal Underwriter

     (a) Columbia Funds Distributor, Inc. (CFDI), a subsidiary of Columbia Management Advisors, Inc., is the Registrant's principal underwriter, CFDI acts in such capacity for each series of

               Columbia Funds Trust I, Columbia Funds Trust II, Columbia Funds Trust III, Columbia Funds Trust IV, Columbia Funds Trust V, Columbia Funds Trust VI, Columbia Funds Trust VII, Liberty Variable Investment Trust, SteinRoe Variable Investment Trust, Columbia Funds Trust VIII, Columbia Funds Trust IX, Columbia Funds Trust XI, Columbia Floating Rate Fund, Columbia Institutional Floating Rate Income Fund, Columbia Acorn Trust, Galaxy Fund and for Columbia Balanced Fund, Columbia Common Stock Fund, Columbia Daily Income Fund, Columbia Fixed Income Securities Fund, Columbia Growth Fund, Columbia High Yield Fund, Columbia International Stock Fund, Columbia National Municipal Bond Fund, Columbia Oregon Municipal Bond Fund, Columbia Real Estate Equity Fund, Columbia Short Term Bond Fund, Columbia Small Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Strategic Investor Fund and Columbia Technology Fund.

     (b) The table below lists each director or officer of the principal underwriter named in the answer to Item 20.

               (1)                      (2)                    (3)

                                        Position and Offices   Positions and
               Name and Principal       with Principal         Offices with
               Business Address*        Underwriter            Registrant
               -----------------        -----------            ----------

               Abusheery, Greg          V.P.                   None

               Ahmed, Yakob             V.P.                   None

               Aldi, Andrew             V.P.                   None

               Anderson, Judith         V.P.                   None

               Antone, Lewis E.         V.P.                   Asst. Secretary

               Ash, James               V.P.                   None

               Babbitt, Debra           Sr. V.P. and           None
                                        Comp. Officer

               Banks, Keith             Director               None

               Ballou, Rick             Sr. V.P.               None

               Bartlett, John           Managing Director      None

               Blakeslee, James         Sr. V.P.               None

               Blumenfeld, Alexander    V.P.                   None

               Bozek, James             Sr. V.P.               None

               Brown, Beth              Sr. V.P.               None

               Claiborne, Doug          V.P.                   None

               Climer, Quentin          V.P.                   None

               Conley, Brook            V.P.                   None

               Cook, Edward             V.P.                   None

               Denny, Jeffrey           V.P.                   None

               Desilets, Marian         V.P.                   Asst. Sec.

               Devaney, James           Sr. V.P.               None

               DiMaio, Stephen          V.P.                   None

               Doyle, Matthew           V.P.                   None

               Emerson, Kim P.          Sr. V.P.               None

               Evans, C. Frazier        Managing Director      None

               Feldman, David           Managing Director      None

               Feloney, Joseph          Sr. V.P.               None

               Ferullo, Jeanne          V.P.                   None

               Fisher, James            V.P.                   None

               Ford, David              V.P.                   None

               Fragasso, Philip         Managing Director      None

               Gentile, Russell         V.P.                   None

               Goldberg, Matthew        Sr. V.P.               None

               Grace, Anthony           V.P.                   None

               Gubala, Jeffrey          V.P.                   None

               Guenard, Brian           V.P.                   None

               Helwig, Kevin            V.P.                   None

               Hodgkins, Joseph         Sr. V.P.               None

               Hussey, Robert           Managing Director      None

               Iudice, Jr., Philip      Treasurer and CFO      None

               Jarstfer, Marlys         V.P.                   None

               Jones, Cynthia           V.P.                   None

               Kelley, Terry M.         V.P.                   None

               Lynch, Andrew            Managing Director      None

               Lynn, Jerry              V.P.                   None

               Marcelonis, Sheila       V.P.                   None

               Martin, Peter            Sr. V.P.               None

               McCombs, Gregory         Sr. V.P.               None

               Menchin, Catherine       Sr. V.P.               None

               Miller, Anthony          V.P.                   None

               Miller, Greg             V.P.                   None

               Moberly, Ann R.          Sr. V.P.               None

               Morse, Jonathan          V.P.                   None

               Nickodemus, Paul         V.P.                   None

               O'Shea, Kevin            Managing Director      None

               Owen, Stephanie          V.P.                   None

               Palombo, Joseph R.       Director and Chief     Trustee and
                                        Operating Officer      President

               Penitsch, Marilyn        V.P.                   None

               Piken, Keith             Sr. V.P.               None

               Ratto, Gregory           V.P.                   None

               Reed, Christopher B.     Sr. V.P.               None

               Ross, Gary               Sr. V.P.               None

               Santosuosso, Louise      Sr. V.P.               None

               Schug, Derek             V.P.                   None

               Schulman, David          Sr. V.P.               None

               Scully-Power, Adam       V.P.                   None

               Sellers, Gregory         V.P.                   None

               Shea, Terence            V.P.                   None

               Sideropoulos, Lou        Sr. V.P.               None

               Sinatra, Peter           V.P.                   None

               Soares, Jeffrey          V.P.                   None

               Soester, Trisha          V.P.                   None

               Sprieck, Susan           V.P.                   None

               Studer, Eric             V.P.                   None

               Sullivan, Paul           V.P.                   None

               Tambone, James           CEO; Co-President;     None
                                        Director

               Tasiopoulos, Lou         Co-President;          None
                                        Director

               Wagner, Rebecca          V.P.                   None

               Waldron, Thomas          V.P.                   None

               Walsh, Brian             V.P.                   None

               Warfield, James          V.P.                   None

               Wess, Valerie            Sr. V.P.               None

               Yates, Susan             V.P.                   None

               -----------------
               * The address for each individual is One Financial Center, Boston, MA 02111.

Item 28.       Location of Accounts and Records

               Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder include Registrant's Secretary; Registrant's investment advisor, Liberty Asset Management Company, Registrant's administrator, Columbia Management Advisors, Inc.; Registrant's principal underwriter, Columbia Funds Distributor, Inc. (formerly known as Liberty Funds Distributor, Inc.); Registrant's transfer and dividend disbursing agent, Columbia Funds Services, Inc. (formerly known as Liberty Funds Services, Inc.); and the Registrant's custodian, State Street Bank and Trust Company. The address for each person except the Registrant's investment advisor and custodian is One Financial Center, Boston, MA 02111. The Registrant's investment advisor's address is One Financial Center, Boston, MA 02111. The Registrant's custodian's address is 225 Franklin Street, Boston, MA 02110.

Item 29.       Management Services

               See Item 15, Part A and Item 13, Part B

Item 30.       Undertakings

               Not applicable.

                               ******************

                                     NOTICE

A copy of the Agreement and Declaration of Trust, as amended, of Columbia Funds Trust VII (formerly known as Liberty Funds Trust VII)(Trust) is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement is not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Columbia Funds Trust VII, certifies that it meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) and has duly caused this Post-Effective Amendment No. 26 to its Registration Statement under the Securities Act of 1933 and Amendment No. 29 to its Registration Statement under the Investment Company Act of 1940, to be signed in this City of Boston, and The Commonwealth of Massachusetts on this 30th day of October, 2003.

                                                     COLUMBIA FUNDS TRUST VII



                                                     By: /s/ JOSEPH R. PALOMBO
                                                         ---------------------
                                                            Joseph R. Palombo
                                                            President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in their capacities and on the date indicated.

SIGNATURES                    TITLE                         DATE
----------                    -----                         ----

/s/JOSEPH R. PALOMBO          President (chief              October 30, 2003
   -----------------          executive officer)
   Joseph R. Palombo

/s/J. KEVIN CONNAUGHTON       Treasurer (principal          October 30, 2003
   --------------------       financial officer)
   J. Kevin Connaughton

/s/VICKI L. BENJAMIN          Controller and Chief          October 30, 2003
   -----------------          Accounting Officer and
   Vicki L. Benjamin          Controller (Principal
                              Accounting Officer

DOUGLAS A. HACKER*             Trustee
------------------
Douglas A. Hacker

JANET LANGFORD KELLY*          Trustee
---------------------
Janet Langford Kelly

RICHARD W. LOWRY*              Trustee              */s/ RUSSELL L. KANE
-----------------                                   --------------------
Richard W. Lowry                                         Russell L. Kane
                                                         Attorney-in-fact
                                                         For each Trustee
                                                         October 30, 2003

WILLIAM E. MAYER*              Trustee
-----------------
William E. Mayer

CHARLES R. NELSON*             Trustee
------------------
Charles R. Nelson

JOHN J. NEUHAUSER*             Trustee
------------------
John J. Neuhauser

JOSEPH R. PALOMBO*             Trustee
------------------
Joseph R. Palombo

__________________             Trustee

Patrick J. Simpson

THOMAS E. STITZEL*             Trustee
------------------
Thomas E. Stitzel

THOMAS C. THEOBALD*            Trustee
------------------
Thomas C. Theobald

ANNE-LEE VERVILLE*             Trustee
------------------
Anne-Lee Verville

____________________           Trustee
Richard L. Woolworth

                                  Exhibit Index

                                       **